Liabilities for assets acquisitions and subsidiaries (Details) - BRL (R$) R$ in Thousands	1 Months Ended
	Mar. 31, 2018	Mar. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Liabilities for assets acquisitions and subsidiaries		R$ 20,877	R$ 21,166
Liabilities for assets acquisitions and subsidiaries		94,547	99,324
Facepa (1)
Disclosure of detailed information about business combination [line items]
Liabilities for Assets Acquisitions through Business Combination		27,725	27,182
Asset Acquisition Consideration Transferred	R$ 307,876
Payments to Acquire Productive Assets	R$ 267,876
Vale Florestar Fundo de Investimento em Participações ("VFFIP") (2)
Disclosure of detailed information about business combination [line items]
Liabilities for Assets Acquisitions through Business Combination		87,699	93,308
Business combinations
Disclosure of detailed information about business combination [line items]
Liabilities for Assets Acquisitions through Business Combination		R$ 115,424	R$ 120,490